Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	ALDR
Entity Registrant Name	ALDER BIOPHARMACEUTICALS INC
Entity Central Index Key	0001423824
Entity Filer Category	Non-accelerated Filer